S000004434 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	258 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	13.29%	14.40%
Morningstar US Small Cap Broad Growth Extended Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.12%	2.61%	10.30%
iShares Morningstar Small-Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.09%	2.67%	10.24%
Performance Inception Date					Jun. 28, 2004
iShares Morningstar Small-Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.89%	2.43%	10.04%
iShares Morningstar Small-Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.84%	1.98%	8.40%

[1]	The Morningstar US Small Cap Broad Growth Extended Index (Spliced) reflects the performance of the Morningstar US Small Growth Index through March 21, 2021 and the Morningstar US Small Cap Broad Growth Extended Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.